Note 15 - Mining Interests (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about mining interests [text block]
	December 31, 2019	December 31, 2018
Producing properties	$367,348	$353,651
Exploration properties (non-depletable)	96,043	81,962
	$463,391	$435,613

Exploration properties [member]
Statement Line Items [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [text block]
Exploration properties	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2017	$—	$7,777	$5,221	$13,982	$10,117	$9,599	$10,385	$29,847	$86,928
Exploration and evaluation expenditures	3,705	8,233	2,339	3,291	2,363	2,939	1,337	3,593	27,800
Impairment	—	—	—	(13,787)	(9,398)	—	(5,987)	—	(29,172)
Transfer to producing properties	—	(1,694)	(1,900)	—	—	—	—	—	(3,594)
At December 31, 2018	$3,705	$14,316	$5,660	$3,486	$3,082	$12,538	$5,735	$33,440	$81,962
Exploration and evaluation expenditures	7,450	11,738	2,164	3,862	2,484	1,751	—	1,032	30,481
Change in decommissioning liabilities (Note 22)	—	—	—	—	—	—	—	238	238
Impairment (Note 18)	—	—	(1,061)	—	—	—	—	—	(1,061)
Transfer to producing properties	(2,456)	(7,462)	(5,659)	—	—	—	—	—	(15,577)
At December 31, 2019	$8,699	$18,592	$1,104	$7,348	$5,566	$14,289	$5,735	$34,710	$96,043

Producing properties [member]
Statement Line Items [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [text block]
Producing properties	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Total
Cost
At December 31, 2017	$—	$36,371	$88,627	$155,351	$104,635	$90,955	$106,691	$582,630
Additions	11,030	7,609	5,787	8,336	6,241	3,988	2,686	45,677
Acquisition of Primero (Note 4)	178,183	—	—	—	—	—	—	178,183
Change in decommissioning liabilities (Note 22)	4,092	(633)	3,122	—	—	—	—	6,581
Transfer from exploration properties	—	1,694	1,900	—	—	—	—	3,594
At December 31, 2018	$193,305	$45,041	$99,436	$163,687	$110,876	$94,943	$109,377	$816,665
Additions	24,596	6,813	5,995	5,262	1,735	2,091	—	46,492
Change in decommissioning liabilities (Note 22)	301	2,338	500	696	945	4,051	469	9,300
Transfer from exploration properties	2,456	7,462	5,659	—	—	—	—	15,577
At December 31, 2019	$220,658	$61,654	$111,590	$169,645	$113,556	$101,085	$109,846	$888,034
Accumulated depletion, amortization and impairment
At December 31, 2017	$—	$(7,639)	$(55,564)	$(62,144)	$(67,154)	$(40,317)	$(62,594)	$(295,412)
Depletion and amortization	(10,871)	(3,955)	(4,308)	(16,470)	(4,850)	(4,220)	(3,102)	(47,776)
Impairment (Note 18)	—	—	—	(67,901)	(29,271)	—	(22,654)	(119,826)
At December 31, 2018	$(10,871)	$(11,594)	$(59,872)	$(146,515)	$(101,275)	$(44,537)	$(88,350)	$(463,014)
Depletion and amortization	(16,354)	(5,014)	(6,025)	(3,065)	(1,152)	(3,460)	—	(35,070)
Impairment (Note 18)	—	—	(22,602)	—	—	—	—	(22,602)
At December 31, 2019	$(27,225)	$(16,608)	$(88,499)	$(149,580)	$(102,427)	$(47,997)	$(88,350)	$(520,686)

Carrying values
At December 31, 2018	$182,434	$33,447	$39,564	$17,172	$9,601	$50,406	$21,027	$353,651
At December 31, 2019	$193,433	$45,046	$23,091	$20,065	$11,129	$53,088	$21,496	$367,348